Schedule of taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 2,680,716	R$ 2,265,402
Current taxes recoverable	1,428,658	1,192,665
Current taxes recoverable	1,252,058	1,072,737
Parent companys member | I p i member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	521	1,435
Parent companys member | Value added tax on sales and services i c m s normal pperations member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	291,424	293,193
Parent companys member | I c m s credits from property plant and equipment member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	224,308	163,847
Parent companys member | Social integration program p i s and social contribution on revenue member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	250,491	199
Parent companys member | P i s and c o f i n s credits from property plant and equipment member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	447,476	353,928
Parent companys member | R e i n t e g r a program member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	21,764	16,799
Parent companys member | Federal supervenience member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	948,448	1,109,122
Parent companys member | Other taxes recoverable member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	88,684	40,234
Subsidiaries [member] | Other taxes recoverable member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	59,579	9,470
Subsidiaries [member] | Value added tax i v a member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 348,021	R$ 277,175